BOND PAYABLE	12 Months Ended
Aug. 31, 2020
BOND PAYABLE
BOND PAYABLE

12.     BOND PAYABLE

On July 31, 2019, the Company issued USD 300,000 (approximately RMB 2,146,190) in aggregate principal amount of bond due on July 31, 2022 (the "Bond"), unless earlier redeemed by the company. The Bond bears interest at a rate of 7.45% per year, payable semi-annually in arrears on the business day on or nearest to January 31 and July 31 of each year, beginning on January 31, 2020.

The net proceeds from the Bond, after deducting the issuance costs, were USD 294,224 (approximately RMB 2,104,964). The Company has accounted for the Bond as a single instrument as bond payable. The value of the Bond is measured by the cash received.

The Company may at its option redeem the Bond, in whole but not in part, at any time prior to July 31, 2022, at a redemption price equal to 100% of the principal amount of the Bond plus the premium defined in the Bond terms, and accrued and unpaid interest, if any, to (but not including), the redemption date. The premium is the greater of (1) 1.00% of the principal amount of the Bond or (2) the excess of (A) the present value at the redemption date of the redemption price of the Bond at July 31, 2022 plus all required remaining scheduled interest payments due on the Bond (but excluding accrued and unpaid interest to the redemption date) through July 31, 2022 computed using a discount rate defined in the Bond terms, over (B) the principal amount of such Bond on such redemption date.

At any time and from time to time prior to July 31, 2022, the Company may at its option redeem up to 35% of the aggregate principal amount of the Bond at a redemption price of 107.45% of the principal amount of the Bond, plus accrued and unpaid interest, if any, to (but not including) the redemption date, with the proceeds from sales of certain kinds of the Company's capital stock, subject to certain conditions.

During the year ended August 31, 2020, the Group repurchased principal amount of USD 1,500 Bond in the open market with cash payment of RMB 10,659. As of August 31, 2019 and 2020, the carrying amount of the bond payable is USD 294,368 (approximately RMB 2,106,000) and USD 294,618 (approximately RMB 2,017,369), respectively. For the year ended August 31, 2019 and 2020, the Group recognized interest expense of USD 2,007 (approximately RMB 14,361) and USD 24,057 (approximately RMB 169,143) respectively. The effective interest rate is 8.35% and 8.37% per annum before and after the date of repurchase, respectively.